Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-42703
Entity Registrant Name	ENIGMATIG LIMITED
Entity Central Index Key	0001982961
Entity Address, Address Line One	c/o 16 Raffles Quay
Entity Address, Address Line Two	#30-01
Entity Address, Address Line Three	Hong Leong Building
Entity Address, Country	SG
Entity Address, Postal Zip Code	048581